Cash, Cash Equivalents and Restricted Cash - Additional Information (Detail) £ in Millions, $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Restricted cash	£ 20.0	$ 25.0	£ 20.0	$ 25.5